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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 2009

                Check here if Amendment [  ]; Amendment Number:
                       This Amendment (Check only one.):
                        [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Bay Harbour Management L.C.

Address: 375 Park Avenue, 20/th/ Floor, New York, NY, 10152

Form 13F File Number: 28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anthony C. Morro

Title: Managing Director, Trader and General Counsel

Phone: 212-371-2211

Signature, Place, and Date of Signing:

/s/ Anthony C. Morro         New York, NY               08/14/09
        (Name)              (City, State)                (Date)

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

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Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  10 Items

Form 13F Information Table Value Total:  $77,185.26 (thousands)
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List of Other Included Managers:  Not Applicable.
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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 COLUMN 8
                                                                                                 VOTING
                       TITLE OF                  VALUE   SHRS OR PRN        INVESTMENT  OTHER   AUTHORITY
  NAME OF ISSUER         CLASS       CUSIP     (X $1000)     AMT     SH/PRN DISCRETION MANAGERS   SOLE
----------------------------------------------------------------------------------------------------------
ALLIANCE ONE INTL         COM      018772 10 3  5,772.67   1,519,123   SH      SOLE      NONE    1,519,123
  INC

BANK OF AMERICA           COM      060505 10 4  1,320.00     100,000   SH      SOLE      NONE      100,000
  CORPORATION

BLUEGREEN CORP            COM      096231 10 5  6,915.34   2,744,183   SH      SOLE      NONE    2,744,183

FOSTER WHEELER AG         COM      H27178 10 4  2,375.00     100,000   SH      SOLE      NONE      100,000

GEOKINETICS INC         COM PAR    372910 30 7  7,937.34     581,490   SH      SOLE      NONE      581,490
                         $0.01

M & F WORLDWIDE CORP      COM      552541 10 4 29,972.06   1,498,603   SH      SOLE      NONE    1,498,603

PETROLEO BRASILEIRO  SPONSORED ADR 71654V 40 8  8,196.00     200,000   SH      SOLE      NONE      200,000
  SA PETRO

RIO TINTO PLC          SPONSORED   767204 10 0  4,096.75      25,000   SH      SOLE      NONE       25,000
                          ADR

TERRESTAR CORP            COM      881451 10 8  2,230.38   1,457,766   SH      SOLE      NONE    1,457,766

TRICO MARINE            COM NEW    896106 20 0  8,369.73   2,454,465   SH      SOLE      NONE    2,454,465
  SERVICES INC
                                               ---------  ----------                            ----------
                                               77,185.26  10,680,630                            10,680,630
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